UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

(Address of principal executive offices)(Zip code)

Rebecca Gilding, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.  Schedule of Investments.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	CONSUMER DISCRETIONARY - 11.6%
	Diversified Consumer Services - 0.8%
3,550	Bright Scholar Education Holdings, Ltd. - ADR * (a)	$59,036
6,505	Laureate Education, Inc. - Cl. A *	93,217
		152,253

	Household Durables - 1.4%
6,340	Roku, Inc. *	270,211

	Media - 4.1%
46,165	Altice USA, Inc. - Cl. A	787,575

	Specialty Retail - 3.9%
2,390	At Home Group, Inc. *	93,569
4,177	Camping World Holdings, Inc. - Cl. A (a)	104,341
3,750	Carvana Co. * (a)	156,000
4,964	Floor & Decor Holdings, Inc. - Cl. A *	244,874
4,310	National Vision Holdings, Inc. *	157,617
		756,401

	Textiles, Apparel & Luxury Goods - 1.4%
4,520	Canada Goose Holdings, Inc. *	266,002
		2,232,442

	ENERGY - 4.4%
	Energy Equipment & Services - 0.4%
2,920	FTS International, Inc. *	41,581
1,910	Liberty Oilfield Services, Inc. - Cl. A * (a)	35,755
		77,336

	Oil, Gas & Consumable Fuels - 4.0%
11,829	Antero Midstream GP LP	223,095
6,220	BP Midstream Partners LP	130,558
14,354	Extraction Oil & Gas, Inc. *	210,860
8,279	Jagged Peak Energy, Inc. * (a)	107,793
3,520	WildHorse Resource Development Corp. *	89,267
		761,573
		838,909

	FINANCIALS - 21.2%
	Capital Markets - 0.5%
1,920	Hamilton Lane, Inc. - Cl. A	92,102

	Commercial Banks - 4.0%
9,083	First Hawaiian, Inc.	263,589
6,080	Cadence BanCorp	175,529
7,040	Bank of NT Butterfield & Son, Ltd.	321,869
		760,987

	Consumer Finance - 0.7%
1,410	LexinFintech Holdings, Ltd. - ADR * (a)	17,273
7,650	PPDAI Group, Inc. - ADR *	45,517
8,480	Qudian, Inc. - ADR * (a)	75,133
		137,923

	Insurance - 6.6%
17,870	AXA Equitable Holdings, Inc. *	368,301
20,612	Athene Holding, Ltd. - Cl. A *	903,630
		1,271,931

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018 (Continued)

Shares		Value (US$)
	Real Estate Investment Trusts (REITs) - 9.2%
6,780	Americold Realty Trust	$149,295
38,766	Invitation Homes, Inc.	893,944
35,420	VICI Properties, Inc.	731,069
		1,774,308

	Real Estate Management & Development - 0.2%
3,000	Newmark Group, Inc. - Cl. A	42,690
		4,079,941

	HEALTH CARE - 2.7%
	Biotechnology - 0.2%
2,160	Denali Therapeutics, Inc. * (a)	32,940

	Life Sciences Tools & Services - 2.5%
16,120	MorphoSys AG - ADR *	489,081
		522,021

	INDUSTRIALS - 13.9%
	Air Freight & Logistics - 5.4%
23,150	BEST, Inc. - ADR * (a)	282,893
38,312	ZTO Express Cayman, Inc. - ADR	766,240
		1,049,133

	Airlines - 0.6%
7,588	Azul SA - ADR *	124,140

	Building Products - 1.3%
9,044	JELD-WEN Holding, Inc. *	258,568

	Commercial Services & Supplies - 1.8%
13,700	ADT, Inc. (a)	118,505
9,322	Advanced Disposal Services, Inc. *	230,999
		349,504

	Electrical Equipment - 0.5%
4,960	GrafTech International, Ltd.	89,230

	Energy Equipment & Services - 0.6%
3,440	Cactus, Inc. - Cl. A *	116,238

	Machinery - 2.6%
13,792	Gardner Denver Holdings, Inc. *	405,347
5,850	Gates Industrial Corp. PLC *	95,179
		500,526

	Road & Rail - 0.9%
6,154	Schneider National, Inc. - Cl. B	169,296

	Transportation Infrastructure - 0.2%
3,720	Corp. America Airports SA *	31,397
		2,688,032

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018 (Continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 40.0%
	Internet Software & Services - 25.8%
6,340	Cargurus, Inc. *	$220,252
13,335	Cloudera, Inc. *	181,889
6,860	Coupa Software, Inc. *	426,966
3,250	DocuSign, Inc. *	172,088
6,890	Dropbox, Inc. - Cl. A *	223,374
2,060	HUYA, Inc. - ADR * (a)	67,753
16,270	iQIYI, Inc. - ADR * (a)	525,521
15,374	Nutanix, Inc. - Cl. A *	792,837
11,122	Okta, Inc. *	560,215
6,150	Sogou, Inc. - ADR * (a)	70,295
7,260	Spotify Technology SA *	1,221,422
9,358	Twilio, Inc. - Cl. A *	524,235
		4,986,847

	IT Services - 3.8%
6,100	GDS Holdings, Ltd. - ADR *	244,549
15,700	Pagseguro Digital, Ltd. - Cl. A *	435,675
4,640	Switch, Inc. - Cl. A	56,469
		736,693

	Software - 10.4%
3,220	Altair Engineering, Inc. - Cl. A *	110,060
5,470	Bilibili, Inc. - ADR * (a)	76,525
4,260	Blackline, Inc. *	185,012
3,060	Ceridian HCM Holding, Inc. *	101,561
5,149	LINE Corp. - ADR * (a)	211,470
5,730	Pivotal Software, Inc. - Cl. A *	139,067
2,700	Pluralsight, Inc. - Cl. A *	66,015
7,140	Sea, Ltd. - ADR *	107,100
71,760	Snap, Inc. - Cl. A * (a)	939,338
1,800	Zscaler, Inc. *	64,350
		2,000,498
		7,724,038

	MATERIALS - 4.6%
	Chemicals - 3.8%
25,396	Valvoline, Inc.	547,791
4,640	PQ Group Holdings, Inc. *	83,520
6,230	Venator Materials PLC *	101,923
		733,234

	Construction Materials - 0.3%
6,530	Loma Negra Cia Industrial Argentina SA - ADR *	66,998

	Containers & Packaging - 0.2%
2,398	Ardagh Group SA	39,855

	Metals & Mining - 0.3%
4,640	Nexa Resources SA *	54,613
		894,700

	UTILITIES - 1.5%
	Independent Power Producers & Energy Traders - 0.5%
9,530	Central Puerto SA - ADR	94,347

	Water Utilities - 1.0%
9,760	Evoqua Water Technologies Corp. *	200,080
		294,427

	TOTAL COMMON STOCKS (Cost - $18,451,912)	19,274,510

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018 (Continued)

	SHORT-TERM INVESTMENTS - 8.3%
1,597,863	State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,597,863

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,597,863)	1,597,863

	TOTAL INVESTMENTS - 108.2% (Cost - $20,049,775) (c)	$20,872,373
	LIABILITIES LESS OTHER ASSETS - (8.2) %	(1,579,829)

	NET ASSETS - 100.0%	$19,292,544

* Non-income producing security.
(a) Securities (or a portion of the security) on loan. As of June 30, 2018, the market value of securities loaned was $1,775,714. The loaned securities were secured with cash collateral of $1,597,863 and non-cash collateral with value of 233,543. Collateral is calculated based on prior day’s prices.
(b) Represents investments of cash collateral received in connection with securities lending.
(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $20,049,775 . At June 30, 2018, net appreciation for all securities was $822,598. This consists of aggregate gross unrealized appreciation of $2,090,846 and aggregate gross unrealized depreciation of $1,268,248.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value (US$)
	COMMON STOCKS - 99.2%
	AUSTRIA - 1.3%
640	BAWAG Group AG (a)	$29,896

	BRAZIL - 3.6%
5,890	Atacadao Distribuicao Comercio e Industria Ltda	23,008
2,270	Hapvida Participacoes e Investimentos SA * (a)	17,506
2,200	IRB Brasil Resseguros SA	27,445
2,700	Notre Dame Intermedica Participacoes SA *	15,048
		83,007

	BRITAIN - 4.3%
4,360	Avast PLC * (a)	12,227
26,610	ConvaTec Group PLC (a)	74,592
6,530	Vivo Energy PLC * (a)	12,762
		99,581

	CANADA - 1.0%
1,880	Kinder Morgan Canada, Ltd. (a)	22,738

	CHINA - 15.3%
19,100	Bank of Gansu Co., Ltd. - Cl. H *	6,330
3,510	China Literature, Ltd. * (a) (b)	32,972
16,690	China Merchants Securities Co., Ltd. - Cl. H * (a)	22,635
30,270	China Resources Pharmaceutical Group, Ltd. (a)	41,900
16,500	CSC Financial Co., Ltd. - Cl. H * (a)	11,735
4,044	Everbright Securities Co., Ltd. - Cl. H (a)	4,928
14,230	Greentown Service Group Co., Ltd.	12,914
15,270	Guotai Junan Securities Co., Ltd. - Cl. H (a)	32,464
33,820	Meitu, Inc. * (a)	29,528
14,972	Orient Securities Co., Ltd. - Cl. H (a)	11,660
1,490	Ping An Healthcare and Technology Co., Ltd. * (a)	9,486
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
8,080	Wuxi Biologics Cayman, Inc. * (a)	89,960
22,360	Yixin Group, Ltd. * (a)	9,377
15,340	Zhenro Properties Group, Ltd.	9,268
2,380	ZhongAn Online P&C Insurance Co., Ltd. - Cl. H * (a) (b)	15,031
16,660	Zhou Hei Ya International Holdings Co., Ltd. * (a) (b)	13,484
		353,672

	FINLAND - 1.1%
1,100	DNA Oyj	26,334

	FRANCE - 1.1%
1,480	ALD SA (a)	25,268

	GERMANY - 14.8%
1,960	Delivery Hero AG * (a)	104,328
630	DWS Group GmbH & Co. KGaA * (a)	18,970
1,410	HelloFresh SE *	21,521
2,320	Innogy SE (a)	99,404
2,370	Siemens Healthineers AG * (a)	97,852
		342,075

	HONG KONG - 0.7%
6,560	China Education Group Holdings, Ltd. *	11,037
8,420	Crystal International Group, Ltd. (a)	5,871
		16,908

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018 (Continued)

Shares		Value (US$)
	INDIA - 9.6%
920	AU Small Finance Bank, Ltd. * (a)	$8,827
1,210	Avenue Supermarts, Ltd. * (a)	26,261
2,180	Bandhan Bank, Ltd. * (a)	16,836
430	Endurance Technologies, Ltd. (a)	7,833
2,280	General Insurance Corp. of India * (a)	24,492
5,800	HDFC Standard Life Insurance Co., Ltd. (a)	38,543
610	Hindustan Aeronautics, Ltd.	7,523
3,230	Housing & Urban Development Corp., Ltd.	2,654
1,680	ICICI Lombard General Insurance Co., Ltd. (a)	17,409
4,710	ICICI Prudential Life Insurance Co., Ltd. (a)	25,923
720	PNB Housing Finance, Ltd. (a)	11,864
730	RBL Bank, Ltd. (a)	5,892
1,540	Reliance Nippon Life Asset Management, Ltd. (a)	5,181
2,160	SBI Life Insurance Co., Ltd. (a)	21,290
		220,528

	IRELAND - 3.3%
14,210	AIB Group PLC	77,164

	ITALY - 3.4%
4,630	Enav S.p.A. (a)	23,228
6,680	Pirelli & C S.p.A. * (a)	55,792
		79,020

	JAPAN - 5.3%
2,920	Kyushu Railway Co.	89,408
1,480	SG Holdings Co., Ltd.	32,483
		121,891

	JERSEY - 0.2%
2,130	En+ Group PLC - GDR, (a) (d)	5,581

	MALAYSIA - 0.6%
10,410	Lotte Chemical Titan Holding Bhd (a)	12,756

	MEXICO - 2.3%
12,530	Banco del Bajio SA (a)	26,347
9,870	Becle SAB de CV	14,223
7,940	GMexico Transportes SAB de CV (a)	11,570
		52,140

	NETHERLANDS - 1.1%
370	Takeaway.com NV * (a)	24,715

	NORWAY - 0.9%
4,420	Elkem ASA * (a)	20,623

	POLAND - 1.6%
870	Dino Polska SA * (a)	24,156
1,970	PLAY Communications SA (a)	13,464
		37,620

	SINGAPORE - 1.7%
53,230	NetLink NBN Trust - UNIT	28,910
40,310	Razer, Inc. * (a)	9,762
		38,672

	SOUTH AFRICA - 1.1%
4,710	Dis-Chem Pharmacies, Ltd. (a)	8,986
12,720	Steinhoff Africa Retail, Ltd. * (a)	15,485
		24,471

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018 (Continued)

Shares		Value (US$)
	SOUTH KOREA - 14.6%
846	Celltrion Healthcare Co., Ltd. *	$84,183
440	Doosan Bobcat, Inc.	12,634
600	ING Life Insurance Korea, Ltd. (a)	22,530
320	Netmarble Games Corp. (a)	43,786
110	PearlAbyss Corp. *	22,207
240	Samsung Biologics Co., Ltd. * (a)	89,798
940	SillaJen, Inc. *	61,823
		336,961

	SPAIN - 3.4%
2,830	Gestamp Automocion SA * (a)	21,234
820	Metrovacesa SA * (a)	14,364
6,830	Prosegur Cash SA (a)	18,425
14,220	Unicaja Banco SA (a)	24,261
		78,284

	SWEDEN - 1.5%
5,870	Ahlsell AB (a)	34,636

	SWITZERLAND - 2.0%
870	Galenica AG * (a)	46,298

	TAIWAN - 0.4%
18,520	FIT Hon Teng, Ltd. (a)	8,380

	THAILAND - 1.5%
11,920	B Grimm Power PCL - Foreign	8,203
1,130	B Grimm Power PCL	778
10,930	Banpu Power PCL	7,621
850	Gulf Energy Development PCL	1,591
8,850	Gulf Energy Development PCL - Foreign	16,562
		34,755

	UAE - 1.5%
22,860	Abu Dhabi National Oil Co. for Distribution PJSC	14,750
14,630	Emaar Development PJSC *	20,154
		34,904

	TOTAL COMMON STOCKS (Cost - $2,281,982)	2,288,878

	TOTAL INVESTMENTS - 99.2% (Cost - $2,281,982) (e)	$2,288,878
	LIABILITIES LESS OTHER ASSETS - 0.8%	18,174
	NET ASSETS - 100.0%	$2,307,052

* Non-income producing security.
(a) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(b) Securities (or a portion of the security) on loan. As of June 30, 2018, the market value of securities loaned was $37,239. The loaned securities were secured with non-cash collateral of $38,891. Collateral is calculated based on prior day’s prices.
(c) Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(d) Security has been fair valued in accordance with the valuation policies and procedures approved by the Board of Trustees. The security has been determined to be Level 2.
(e) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,281,982 . At June 30, 2018, net appreciation for all securities was $6,896. This consists of aggregate gross unrealized appreciation of $206,121 and aggregate gross unrealized depreciation of $199,225.
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

Renaissance IPO ETFs
Notes to Financial Statements

For the Period Ended June 30, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor"), and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2018, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds' policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented for Renaissance IPO ETF. Renaissance International IPO ETF had a transfer of En+ Group PLC for $5,581 out of Level 1 and into Level 2 during the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 23, 2018